Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2015
Stockholders' Equity Note [Abstract]
Preferred Stock Summary
BNY Mellon has 100 million authorized shares of preferred stock with a par value of $0.01. The table below summarizes BNY Mellon’s preferred stock issued and outstanding at Dec. 31, 2015 and Dec. 31, 2014.

Preferred stock summary			Liquidation preference per share (in dollars)	Total shares issued and outstanding
						Carrying value (a)
(dollars in millions, unless otherwise noted)		Per annum dividend rate		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014
Series A	Noncumulative Perpetual Preferred Stock	Greater of (i) three-month LIBOR plus 0.565% for the related distribution period; or (ii) 4.000%	$100,000	5,001	5,001	$500	$500
Series C	Noncumulative Perpetual Preferred Stock	5.2%	$100,000	5,825	5,825	568	568
Series D	Noncumulative Perpetual Preferred Stock	4.50% commencing Dec. 20, 2013 to but excluding June 20, 2023, then a floating rate equal to the three-month LIBOR plus 2.46%	$100,000	5,000	5,000	494	494
Series E	Noncumulative Perpetual Preferred Stock	4.95% commencing Dec. 20, 2015 to and including June 20, 2020, then a floating rate equal to the three-month LIBOR plus 3.42%	$100,000	10,000	—	990	—
Total				25,826	15,826	$2,552	$1,562

(a)	The carrying value of the Series C, Series D and Series E preferred stock is recorded net of issuance costs.

Schedule Of Regulatory Capital Ratios
Our consolidated and largest bank subsidiary, The Bank of New York Mellon, regulatory capital ratios are shown below.

Consolidated and largest bank subsidiary regulatory capital ratios (a)	Dec. 31,
	2015	2014
Consolidated regulatory capital ratios:
CET1	10.8%	11.2%
Tier 1 capital ratio	12.3	12.2
Total (Tier 1 plus Tier 2) capital ratio	12.5	12.5
Leverage capital ratio	6.0	5.6

The Bank of New York Mellon regulatory capital ratios:
CET1	11.8%	N/A
Tier 1 capital ratio	12.3	12.4%
Total (Tier 1 plus Tier 2) capital ratio	12.5	12.6
Leverage capital ratio	5.9	5.2

(a)
The CET1, Tier 1 and Total risk-based regulatory capital ratios are based on Basel III components of capital, as phased-in, and the Advanced Approach framework as the related RWA were higher using that framework. The leverage capital ratio is based on Basel III components of capital and quarterly average total assets, as phased-in. For BNY Mellon to qualify as “well capitalized,” its Tier 1 and Total (Tier 1 plus Tier 2) capital ratios must be at least 6% and 10%, respectively. For The Bank of New York Mellon, our largest bank subsidiary, to qualify as “well capitalized,” its CET1, Tier 1, Total and leverage capital ratios must be at least 6.5%, 8%, 10% and 5%, respectively. For The Bank of New York Mellon to qualify as “adequately capitalized,” it’s CET1, Tier 1, Total and leverage capital ratios must be at least 4.5%, 6%, 8% and 4%, respectively.

Components of transitional Basel III capital]
The following table presents the components of our transitional CET1, Tier 1 and Tier 2 capital, the RWA determined under both the Standardized and Advanced Approaches and the average assets used for leverage capital purposes.

Components of transitional capital (a) (in millions)	Dec. 31,
	2015	2014
CET1:
Common shareholders’ equity	$36,067	$36,326
Goodwill and intangible assets	(17,295)	(17,111)
Net pension fund assets	(46)	(17)
Equity method investments	(296)	(314)
Deferred tax assets	(8)	(4)
Other	(5)	4
Total CET1	18,417	18,884
Other Tier 1 capital:
Preferred stock	2,552	1,562
Trust preferred securities	74	156
Disallowed deferred tax assets	(12)	(14)
Net pension fund assets	(70)	(69)
Other	(25)	(17)
Total Tier 1 capital	20,936	20,502

Tier 2 capital:
Trust preferred securities	222	156
Subordinated debt	149	298
Allowance for credit losses	275	280
Other	(12)	(11)
Total Tier 2 capital - Standardized Approach	634	723
Excess of expected credit losses	37	13
Less: Allowance for credit losses	275	280
Total Tier 2 capital - Advanced Approach	$396	$456

Total capital:
Standardized Approach	$21,570	$21,225
Advanced Approach	$21,332	$20,958

Risk-weighted assets:
Standardized Approach (b)	$159,893	$125,562
Advanced Approach:
Credit Risk	$106,974	$120,122
Market Risk	2,148	3,046
Operational Risk	61,262	45,112
Total Advanced Approach	$170,384	$168,280

Average assets for leverage capital purposes	$351,435	$368,140

(a)	Reflects transitional adjustments to CET1, Tier 1 capital and Tier 2 capital required in 2015 under the U.S. capital rules.

(b)
RWA under the Standardized Approach at Dec. 31, 2014 was determined using a Basel I-based calculation. Effective Jan. 1, 2015, we implemented the Basel III Standardized Approach which used a broader array of more risk sensitive risk-weighting categories.

Schedule Of Capital Above Thresholds Table
The following table presents the amount of capital by which BNY Mellon and our largest bank subsidiary, The Bank of New York Mellon, exceeded the capital thresholds determined under the transitional rules at Dec. 31, 2015.

Capital above thresholds at Dec. 31, 2015
(in millions)	Consolidated		The Bank of New York Mellon	(b)
CET1	$10,750	(a)	$7,333
Tier 1 capital	10,713	(b)	5,837
Total capital	4,294	(b)	3,394
Leverage capital	6,879	(a)	2,464

(a)	Based on minimum required standards.

(b)	Based on well capitalized standards.